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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH AUGUST 2000

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date           Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

08-01    GF     6700    14.3200      17.67            Weeden & Co.
08-02   " "     5800    14.2294      17.48              " "
08-03   " "     2900    14.0000      17.11              " "
08-07   " "     1000    14.1875      17.42                " "
08-08   " "      900    14.0625      17.14              " "
08-09   " "     6700    14.1343      17.06              " "
08-10   " "     4900    14.0625      17.22              " "
08-11   " "     6500    14.0288      17.25              " "
08-14   " "     5200    14.1190      17.24              " "
08-15   " "     5100    14.0760      17.49              " "
08-16   " "     5000    13.7850      17.35              " "
08-17   " "     4900    13.7997      17.57              " "
08-18   " "     5100    13.8995      17.21              " "
08-21   " "     3100    13.7782      17.17              " "
08-22   " "     3000    13.7396      17.05              " "
08-23   " "     3300    13.6629      16.83              " "
08-24   " "     5200    13.7236      17.16              " "
08-25   " "     4100    13.9055      17.17              " "
08-28   " "     4200    13.9702      17.10              " "
08-29   " "     3300    13.8674      17.05              " "
08-30   " "     4900    13.4707      16.71              " "
08-31   " "     4900    13.4630      16.82              " "




The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          09/05/00